Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	USD	3,714	$ 6,575,637
H World Group Ltd., 3.00%, 5/1/26	USD	2,310	2,544,465
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,541	2,530,328
Shimao Group Holdings Ltd., 0.00%, 7/21/26(1)	USD	1,474	71,875
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(2)(3)	USD	1,237	167,057
Total Convertible Bonds (identified cost $11,121,201)			$ 11,889,362

Credit Linked Notes — 1.0%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.1%
Itau BBA International PLC (Ministry of Finance of Paraguay), 9.03%, 2/19/30(4)	PYG	16,650,500	$ 2,362,040
			$ 2,362,040
South Africa — 0.9%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 12/11/25(5)	EGP	128,475	$ 2,655,289
0.00%, 1/8/26(5)	EGP	473,050	9,584,557
0.00%, 4/23/26(5)	EGP	457,475	8,652,882
0.00%, 10/22/26(5)	EGP	564,225	9,649,684
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(6)	TZS	11,984,000	5,119,077
13.75%, 9/27/50(6)	TZS	4,076,500	1,762,725
			$ 37,424,214
Total Credit Linked Notes (identified cost $39,774,717)			$ 39,786,254

Foreign Corporate Bonds — 24.3%
Security	Principal Amount (000's omitted)		Value
Angola — 0.6%
Azule Energy Finance PLC:
8.125%, 1/23/30(3)	USD	5,639	$ 5,672,605
Security	Principal Amount (000's omitted)		Value
Angola (continued)
Azule Energy Finance PLC: (continued)
8.125%, 1/23/30(1)	USD	18,045	$ 18,152,535
			$ 23,825,140
Argentina — 0.9%
Banco Macro SA, 8.00%, 6/23/29(1)	USD	10,654	$ 10,763,736
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(1)(7)	USD	14,150	13,212,563
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(3)	USD	344	196,222
11.00%, 11/1/31(1)	USD	7,801	4,449,523
YPF SA, 8.25%, 1/17/34(1)	USD	9,374	9,459,502
			$ 38,081,546
Brazil — 4.2%
Braskem Netherlands Finance BV:
4.50%, 1/10/28(3)	USD	2,826	$ 1,273,396
4.50%, 1/31/30(3)	USD	18,785	7,572,046
8.50% to 12/1/25, 1/23/81(3)(8)	USD	14,046	3,936,251
Constellation Oil Services Holding SA:
9.375%, 11/7/29(3)	USD	6,444	6,637,320
9.375%, 11/7/29(1)	USD	10,473	10,787,190
Gol Finance, Inc., 14.375%, 6/6/30(1)	USD	17,288	17,565,472
Oceanica Lux:
13.00%, 10/2/29(3)	USD	7,352	7,294,499
13.00%, 10/2/29(1)	USD	12,330	12,233,565
OHI Group SA, 13.00%, 7/22/29(1)	USD	30,429	31,447,855
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(9)	USD	7,899	3,949,321
Raizen Fuels Finance SA:
6.25%, 7/8/32(1)	USD	4,439	3,778,699
6.25%, 7/8/32(3)	USD	10,490	8,929,612
6.45%, 3/5/34(3)	USD	680	579,275
6.70%, 2/25/37(3)	USD	7,166	5,990,811
Samarco Mineracao SA, 9.00% PIK to 12/30/25, 6/30/31(3)	USD	34,862	34,883,161
Unigel Luxembourg SA:
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(1)(9)	USD	50	36,571
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(3)(9)	USD	698	513,375
Vale SA, Series A6, 0.00%(10)(11)	BRL	92,625	7,222,376
Yinson Boronia Production BV:
8.947%, 7/31/42(1)	USD	3,230	3,530,747

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Yinson Boronia Production BV: (continued)
8.947%, 7/31/42(3)	USD	3,418	$ 3,736,672
			$ 171,898,214
Cameroon — 0.3%
Golar LNG Ltd., 7.75%, 9/19/29(1)(3)	USD	12,800	$ 12,926,037
			$ 12,926,037
Canada — 0.2%
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	7,125	$ 7,410,000
			$ 7,410,000
China — 0.8%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(3)	USD	20,160	$ 19,974,961
KWG Group Holdings Ltd., 7.875%, 8/30/24(2)	USD	5,749	360,023
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(3)	USD	2,869	2,680,976
3.95%, 9/16/29(3)	USD	6,268	5,266,383
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(9)	USD	1,702	55,322
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(9)	USD	2,553	74,369
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(9)	USD	2,553	61,602
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(1)(9)	USD	9,300	348,741
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(2)(3)(9)	USD	1,051	163,665
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(2)(3)(9)	USD	1,054	162,134
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(2)(3)(9)	USD	2,113	327,549
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(2)(3)(9)	USD	3,178	492,513
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(2)(3)(9)	USD	3,185	493,705
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(2)(3)(9)	USD	1,500	232,233
Times China Holdings Ltd.:
5.55%, 6/4/24(2)(3)	USD	17,720	664,500
6.75%, 7/16/23(2)(3)	USD	3,803	135,501
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(3)	USD	1,200	1,184,509
			$ 32,678,686
Security	Principal Amount (000's omitted)		Value
Colombia — 0.8%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	15,156	$ 14,858,757
Banco Davivienda SA, 6.65% to 4/22/31(3)(8)(10)	USD	2,113	1,933,818
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(3)(8)	USD	13,226	14,978,445
Canacol Energy Ltd., 5.75%, 11/24/28(3)	USD	11,345	2,396,631
			$ 34,167,651
Georgia — 1.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(8)(10)	USD	205	$ 212,180
9.50% to 7/16/29(3)(8)(10)	USD	15,456	15,997,349
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	123,490,000	10,312,186
TBC Bank JSC:
8.894% to 11/6/26(3)(8)(10)	USD	7,668	7,642,856
10.25% to 7/30/29(3)(8)(10)	USD	12,916	13,523,392
			$ 47,687,963
Ghana — 0.5%
Kosmos Energy Ltd.:
7.125%, 4/4/26(3)	USD	481	$ 478,764
8.75%, 10/1/31(3)	USD	22,593	15,204,757
Tullow Oil PLC, 10.25%, 5/15/26(3)	USD	5,754	4,876,515
			$ 20,560,036
Greece — 0.2%
Alpha Bank SA, 7.50% to 6/10/30(3)(8)(10)	EUR	6,529	$ 8,252,798
			$ 8,252,798
Guyana — 0.1%
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	3,106	$ 3,121,412
			$ 3,121,412
Hungary — 0.2%
MBH Bank Nyrt, 6.875% to 5/8/30, 11/8/35(3)(8)	EUR	3,348	$ 4,128,876
OTP Bank Nyrt, 7.30% to 1/30/30, 7/30/35(3)(8)	USD	4,945	5,266,904
			$ 9,395,780
India — 0.9%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	1,000	$ 1,016,496
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,970,000	24,021,146
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	5,175	5,256,203

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
India (continued)
Vedanta Resources Finance II PLC: (continued)
10.25%, 6/3/28(1)	USD	6,750	$ 6,983,252
			$ 37,277,097
Indonesia — 0.1%
Nickel Industries Ltd., 9.00%, 9/30/30(1)	USD	1,440	$ 1,492,510
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(3)	USD	3,004	2,946,154
			$ 4,438,664
Jamaica — 0.6%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	USD	9,060	$ 9,027,705
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	14,450	14,359,688
			$ 23,387,393
Kazakhstan — 0.7%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(1)	KZT	7,365,500	$ 13,109,527
ForteBank JSC:
7.75%, 2/4/30(1)	USD	5,641	5,745,938
9.75% to 11/3/30(3)(10)(12)	USD	7,750	7,711,250
			$ 26,566,715
Luxembourg — 0.5%
FORESEA Holding SA, 7.50%, 6/15/30(3)	USD	18,952	$ 18,580,859
			$ 18,580,859
Mexico — 1.2%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(3)	USD	8,785	$ 65,890
10.00%, 12/19/22(2)(3)	USD	5,495	41,209
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(8)(10)	USD	10,633	11,133,953
Braskem Idesa SAPI, 6.99%, 2/20/32(3)	USD	7,229	4,638,717
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(3)(9)	USD	15,545	5,596,182
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)(9)	USD	584	210,240
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(3)	USD	764	768,054
8.625%, 11/15/31(1)	USD	16,572	16,659,947
Total Play Telecomunicaciones SA de CV, 11.125%, 12/31/32(1)	USD	10,204	9,836,319
			$ 48,950,511
Security	Principal Amount (000's omitted)		Value
Mongolia — 0.4%
Golomt Bank, 11.00%, 5/20/27(3)	USD	3,845	$ 3,983,764
Mongolian Mining Corp., 8.44%, 4/3/30(3)	USD	4,235	4,330,444
State Bank LLC, 8.90%, 9/25/28(3)	USD	9,180	9,179,375
			$ 17,493,583
Nigeria — 0.3%
Access Bank PLC, 6.125%, 9/21/26(3)	USD	11,833	$ 11,787,548
			$ 11,787,548
Pakistan — 0.3%
Veon Midco BV, 3.375%, 11/25/27(3)	USD	14,833	$ 13,936,827
			$ 13,936,827
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 7.50% to 9/17/32(1)(8)(10)	USD	3,675	$ 3,758,698
			$ 3,758,698
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(3)	USD	135	$ 91,260
7.70%, 7/21/28(1)	USD	1,797	1,214,772
			$ 1,306,032
Peru — 1.2%
Auna SA, 10.00%, 12/18/29(1)	USD	14,521	$ 15,437,608
Banco de Credito del Peru SA, 5.65% to 10/15/31, 1/15/37(1)(8)	USD	10,518	10,586,788
Camposol SA, 6.00%, 2/3/27(3)	USD	8,961	8,801,344
Integratel Peru SAA, 7.375%, 4/10/27(3)	PEN	25,500	2,802,614
Petroleos del Peru SA, 5.625%, 6/19/47(3)	USD	16,210	11,688,302
			$ 49,316,656
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(3)(8)(10)(13)	USD	4,509	$ 0
			$ 0
Saudi Arabia — 0.7%
Riyad Sukuk Ltd., 6.209% to 7/14/30, 7/14/35(3)(8)	USD	9,250	$ 9,450,894
Saudi Awwal Bank, 5.947% to 9/4/30, 9/4/35(3)(8)	USD	9,420	9,538,317
SNB Funding Ltd., 6.00% to 6/24/30, 6/24/35(3)(8)	USD	9,220	9,490,878
			$ 28,480,089

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	59,548,400	$ 4,961,803
European Bank for Reconstruction & Development:
17.20%, 4/9/26(3)	USD	6,300	6,648,705
17.35%, 3/1/27(3)	USD	1,394	1,453,209
			$ 13,063,717
Togo — 0.4%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(3)	USD	6,621	$ 7,210,500
10.125%, 10/15/29(1)	USD	7,744	8,433,487
			$ 15,643,987
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	500,000	$ 3,123,427
			$ 3,123,427
Turkey — 0.7%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(3)	USD	7,723	$ 7,852,919
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(1)	USD	10,572	10,459,897
WE Soda Investments Holding PLC, 9.50%, 10/6/28(3)	USD	3,885	3,902,065
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(3)	USD	9,234	8,303,800
			$ 30,518,681
Ukraine — 0.4%
Kernel Holding SA, 6.75%, 10/27/27(3)	USD	14,559	$ 13,587,543
MHP Lux SA, 6.25%, 9/19/29(3)	USD	1,465	1,182,732
			$ 14,770,275
United Kingdom — 0.6%
Avianca Midco 2 PLC:
9.00%, 12/1/28(1)	USD	20,290	$ 20,290,444
9.625%, 2/14/30(1)	USD	4,974	4,939,704
			$ 25,230,148
Uzbekistan — 3.4%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(3)	UZS	57,080,000	$ 4,719,648
20.50%, 4/25/27(3)	UZS	261,810,000	22,618,535
JSCB Agrobank:
9.25%, 10/2/29(3)	USD	18,271	19,934,842
20.75%, 9/15/28	UZS	439,480,000	36,588,184
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(3)(8)(10)	USD	10,080	$ 10,244,291
19.95%, 4/25/28(3)	UZS	169,270,000	14,667,019
21.00%, 7/24/27(3)	UZS	317,410,000	27,653,177
			$ 136,425,696
Venezuela — 1.4%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(3)	USD	29,905	$ 6,683,656
5.50%, 4/12/37(2)(3)	USD	11,602	2,593,047
6.00%, 10/28/22(2)(3)	USD	21,493	4,244,802
6.00%, 5/16/24(2)(3)	USD	28,458	6,360,473
6.00%, 11/15/26(2)(3)	USD	19,149	4,279,885
8.50%, 10/20/27	USD	149	168,547
8.50%, 10/20/27	USD	17,323	19,661,605
9.00%, 11/17/21(2)(3)	USD	17,666	4,010,227
9.75%, 5/17/35(2)(3)	USD	15,890	3,869,101
12.75%, 2/17/22(2)(3)	USD	12,206	3,246,663
			$ 55,118,006
Total Foreign Corporate Bonds (identified cost $1,023,715,974)			$ 989,179,872

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(3)(13)(14)	UZS	98,848,575	$ 8,250,455
Total Loan Participation Notes (identified cost $8,399,758)			$ 8,250,455

Senior Floating-Rate Loans — 3.6%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.9%
Provincia De Neuquen:
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,164	$ 2,185,287

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Argentina (continued)
Provincia De Neuquen: (continued)
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$1,834	$ 1,852,187
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	2,194	2,216,015
Telecom Argentina SA, Term Loan, 9.204%, (3 mo. USD Term SOFR + 5.00%), 2/23/29	5,720	5,827,312
VMOS SA:
Term Loan, 9.282% - 9.705%, (3 mo. USD Term SOFR + 5.50%, 6 mo. USD Term SOFR + 5.50%), 7/8/30	8,206	8,149,972
Term Loan, 7/8/30(16)	17,044	16,926,864
		$ 37,157,637
Brazil — 0.1%
Clealco Acucar E Alcool SA, Term Loan, 15.838%, (3 mo. USD Term SOFR + 12.00%), 12/31/25	$2,091	$ 2,090,853
		$ 2,090,853
Jamaica — 0.1%
Digicel International Finance Ltd., Term Loan, 9.492%, (3 mo. USD Term SOFR + 5.25%), 8/6/32	$5,100	$ 5,033,700
		$ 5,033,700
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 3/22/29	$2,316	$ 2,324,653
		$ 2,324,653
Paraguay — 0.3%
Frigorifico Concepcion SA, Term Loan, 9.631%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$10,436	$ 10,605,507
		$ 10,605,507
Puerto Rico — 0.2%
Coral-US Co-Borrower LLC, Term Loan, 7.155%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	$8,946	$ 8,685,277
		$ 8,685,277
Suriname — 1.3%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(16)	$55,000	$ 55,000,000
		$ 55,000,000
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 0.6%
HTA Group Ltd.:
Term Loan, 8.731%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$1,740	$ 1,731,300
Term Loan, 8.731%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	10,645	10,591,775
PIH Communication LLC, Term Loan, 7.503%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	12,451	12,450,975
		$ 24,774,050
Uzbekistan — 0.0%†
Navoi Mining & Metallurgical Co., Term Loan, 8.63%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$321	$ 319,096
		$ 319,096
Total Senior Floating-Rate Loans (identified cost $145,915,526)		$ 145,990,773

Sovereign Government Bonds — 54.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.9%
Albania Government International Bonds, 4.75%, 2/14/35(3)	EUR	18,048	$ 21,436,148
Albanian Government Bonds:
3.70%, 1/10/28	ALL	57,700	688,224
3.90%, 1/22/30	ALL	224,100	2,679,319
4.05%, 2/7/32	ALL	370,100	4,348,201
4.30%, 7/10/27	ALL	615,000	7,404,502
4.70%, 2/23/27	ALL	141,600	1,710,043
4.95%, 7/22/29	ALL	1,882,900	23,327,888
5.25%, 1/26/29	ALL	883,700	11,008,627
5.25%, 1/23/35	ALL	153,200	1,885,363
5.59%, 2/19/40	ALL	136,100	1,605,084
6.13%, 7/25/34	ALL	60,800	782,303
			$ 76,875,702
Angola — 1.7%
Angola Government International Bonds:
9.125%, 11/26/49(3)	USD	8,479	$ 7,130,959
9.244%, 1/15/31(3)	USD	14,343	14,021,935
9.375%, 5/8/48(3)	USD	12,317	10,585,537

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Angola (continued)
Angola Government International Bonds: (continued)
9.875%, 10/15/35(3)	USD	38,244	$ 37,067,675
			$ 68,806,106
Argentina — 0.4%
Provincia de Cordoba:
9.75%, 7/2/32(1)	USD	11,302	$ 11,631,453
9.75%, 7/2/32(3)	USD	4,736	4,874,055
			$ 16,505,508
Armenia — 1.6%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	376,680	$ 991,797
9.00%, 10/29/35	AMD	5,723,420	14,705,680
9.25%, 4/29/28	AMD	2,997,750	8,002,000
9.60%, 10/29/33	AMD	11,874,330	31,916,728
9.75%, 10/29/50	AMD	884,427	2,357,896
9.75%, 10/29/52	AMD	953,900	2,535,185
12.50%, 10/29/37	AMD	1,047,550	3,352,886
			$ 63,862,172
Bahamas — 0.1%
Bahamas Government International Bonds, 6.625%, 5/15/33(3)	USD	3,478	$ 3,352,792
			$ 3,352,792
Benin — 0.7%
Benin Government International Bonds:
4.875%, 1/19/32(3)	EUR	4,000	$ 4,429,580
4.95%, 1/22/35(3)	EUR	12,092	13,055,089
6.875%, 1/19/52(3)	EUR	10,123	10,807,858
			$ 28,292,527
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(3)	USD	1,077	$ 904,680
			$ 904,680
Bosnia and Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(3)	EUR	3,226	$ 3,879,074
Republic of Srpska Treasury Bonds, 1.50%, 9/25/26	BAM	42	24,493
			$ 3,903,567
Security	Principal Amount (000's omitted)		Value
Brazil — 1.8%
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/30(17)	BRL	90,000	$ 71,911,192
			$ 71,911,192
Ecuador — 1.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(3)	USD	20,512	$ 16,076,633
6.90%, 7/31/30(3)	USD	27,638	25,282,084
6.90%, 7/31/35(3)	USD	8,521	6,550,201
			$ 47,908,918
Egypt — 6.1%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	5,497,418	$ 116,125,683
24.458%, 10/1/27	EGP	5,642,300	121,487,306
25.318%, 8/13/27	EGP	527,707	11,444,483
Egypt Government International Bonds, 8.75%, 9/30/51(3)	USD	1,352	1,259,881
			$ 250,317,353
Ethiopia — 1.5%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(3)	USD	57,704	$ 61,166,240
6.625%, 12/11/25(1)(2)	USD	244	258,111
			$ 61,424,351
Ghana — 0.3%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	3,408	$ 293,981
13.00%, 8/28/28	GHS	11,360	940,531
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	57,799	4,858,350
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	6,554	493,226
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	23,334	1,681,753
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	11,259	782,370
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	25,095	1,654,060
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	9,933	634,247
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	14,366	908,836
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	8,403	528,583
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	11,100	696,352
			$ 13,472,289

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(3)	USD	3,410	$ 3,658,078
			$ 3,658,078
India — 2.4%
India Government Bonds:
7.09%, 8/5/54	INR	1,858,500	$ 20,581,702
7.24%, 8/18/55	INR	5,497,500	62,377,818
7.30%, 6/19/53	INR	1,457,000	16,562,215
			$ 99,521,735
Indonesia — 0.4%
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	266,029,000	$ 16,804,298
			$ 16,804,298
Israel — 0.5%
Israel Government International Bonds, 5.75%, 3/12/54	USD	2,218	$ 2,174,778
State of Israel, 3.80%, 5/13/60(3)	USD	24,114	16,618,699
			$ 18,793,477
Jordan — 0.1%
Jordan Government International Bonds, 7.375%, 10/10/47(3)	USD	2,127	$ 2,154,449
			$ 2,154,449
Kazakhstan — 0.7%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	3,802,314	$ 5,473,822
5.50%, 9/20/28	KZT	71,033	99,486
5.50%, 4/24/32	KZT	3,697,769	3,914,416
7.22%, 12/10/28	KZT	2,465,180	3,560,266
7.68%, 8/13/29	KZT	3,204,733	4,480,744
8.44%, 5/10/31	KZT	1,355,849	1,780,045
10.55%, 7/28/29	KZT	3,752,504	5,777,316
14.00%, 5/12/31	KZT	156,274	259,721
14.00%, 5/19/32	KZT	106,550	175,456
14.45%, 6/5/33	KZT	1,071,706	1,825,194
14.50%, 3/6/34	KZT	493,036	823,921
			$ 28,170,387
Lebanon — 0.7%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(3)	USD	17,864	$ 4,095,322
6.00%, 1/27/23(2)(3)	USD	3,653	840,354
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.10%, 10/4/22(2)(3)	USD	20,027	$ 4,601,203
6.15%, 6/19/20(2)(3)	USD	1,000	229,625
6.20%, 2/26/25(2)(3)	USD	3,285	753,961
6.25%, 5/27/22(2)(3)	USD	3,024	693,914
6.25%, 11/4/24(2)(3)	USD	3,480	798,660
6.25%, 6/12/25(2)(3)	USD	709	163,425
6.375%, 3/9/20(2)(3)	USD	598	137,110
6.40%, 5/26/23(2)(3)	USD	33,533	7,712,590
6.60%, 11/27/26(2)(3)	USD	904	207,034
6.65%, 4/22/24(2)(3)	USD	4,706	1,080,027
6.65%, 11/3/28(2)(3)	USD	1,406	323,591
6.85%, 3/23/27(2)(3)	USD	1,245	285,765
6.85%, 5/25/29(2)(3)	USD	11,646	2,684,624
7.00%, 3/20/28(2)(3)	USD	5,605	1,291,953
7.00%, 4/22/31(2)(3)	USD	3,050	706,791
7.00%, 3/23/32(2)(3)	USD	2,014	468,005
7.25%, 3/23/37(2)(3)	USD	1,936	448,194
8.25%, 4/12/21(2)(3)	USD	1,109	255,417
			$ 27,777,565
Mexico — 5.1%
Mexican Bonos, 7.75%, 11/23/34	MXN	2,390,730	$ 121,391,761
Mexico Udibonos, 2.75%, 11/27/31	MXN	1,745,700	85,794,891
			$ 207,186,652
Mongolia — 0.5%
Mongolia Government International Bonds:
6.625%, 2/25/30(1)	USD	2,000	$ 2,053,129
6.625%, 2/25/30(3)	USD	16,771	17,216,515
7.875%, 6/5/29(3)	USD	1,100	1,174,306
			$ 20,443,950
Montenegro — 0.8%
Montenegro Government International Bonds, 4.875%, 4/1/32(3)	EUR	28,410	$ 33,370,408
			$ 33,370,408
Nigeria — 0.6%
Nigeria Government Bonds, 17.95%, 6/25/32	NGN	33,444,264	$ 25,488,683
			$ 25,488,683

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 1.2%
Paraguay Government Bonds:
7.90%, 2/9/31(1)	PYG	119,332,000	$ 15,975,260
7.90%, 2/9/31(3)	PYG	110,445,000	14,785,537
8.50%, 3/4/35(1)	PYG	107,193,000	14,292,938
Paraguay Government International Bonds, 8.50%, 3/4/35(3)	PYG	32,073,000	4,276,561
			$ 49,330,296
Peru — 0.3%
Peru Government Bonds:
5.40%, 8/12/34	PEN	10,996	$ 3,176,050
6.85%, 8/12/35(1)(3)	PEN	35,131	11,021,668
			$ 14,197,718
Poland — 2.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(17)	PLN	390,678	$ 95,633,388
			$ 95,633,388
Romania — 3.0%
Romania Government International Bonds:
1.75%, 7/13/30(3)	EUR	2,362	$ 2,446,181
2.00%, 4/14/33(3)	EUR	1,891	1,770,538
2.625%, 12/2/40(3)	EUR	3,487	2,673,279
2.75%, 4/14/41(3)	EUR	1,890	1,454,316
2.875%, 4/13/42(3)	EUR	2,007	1,537,849
3.375%, 1/28/50(3)	EUR	1,181	886,078
3.75%, 2/7/34(3)	EUR	96	98,556
3.875%, 10/29/35(3)	EUR	4,659	4,674,363
4.625%, 4/3/49(3)	EUR	15,877	14,557,403
5.125%, 6/15/48(3)	USD	1,152	961,999
5.625%, 2/22/36(3)	EUR	4,733	5,381,424
5.625%, 5/30/37(3)	EUR	382	429,136
5.75%, 3/24/35(3)	USD	3,494	3,425,890
5.875%, 7/11/32(3)	EUR	4,610	5,550,442
6.00%, 5/25/34(3)	USD	1,152	1,160,594
6.00%, 9/24/44(3)	EUR	9,953	11,063,335
6.125%, 10/7/37(3)	EUR	16,950	19,583,303
6.25%, 9/10/34(3)	EUR	3,130	3,788,919
6.50%, 10/7/45(3)	EUR	11,950	13,682,192
6.75%, 7/11/39(3)	EUR	12,029	14,431,054
7.50%, 2/10/37(3)	USD	8,280	9,096,745
7.625%, 1/17/53(3)	USD	2,306	2,566,217
			$ 121,219,813
Security	Principal Amount (000's omitted)		Value
Serbia — 0.9%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	138,250	$ 1,338,223
7.00%, 10/26/31	RSD	3,133,460	34,490,707
			$ 35,828,930
Seychelles — 0.0%†
Seychelles Government International Bonds, 8.00%, 1/1/26(3)	USD	18	$ 17,858
			$ 17,858
South Africa — 0.9%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	534,345	$ 27,618,289
8.75%, 2/28/48	ZAR	203,359	10,469,164
			$ 38,087,453
Sri Lanka — 1.9%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	270,000	$ 817,443
9.00%, 11/1/33	LKR	1,271,000	3,826,944
9.75%, 7/1/30	LKR	4,085,000	13,465,799
10.25%, 9/15/34	LKR	2,519,000	8,041,828
10.35%, 10/15/29	LKR	614,000	2,072,881
11.00%, 10/15/28	LKR	3,737,400	12,864,832
11.00%, 9/15/29	LKR	215,000	739,349
11.00%, 12/15/29	LKR	3,834,000	13,213,439
11.00%, 5/15/30	LKR	309,000	1,065,896
11.00%, 10/15/30	LKR	1,296,000	4,475,910
11.25%, 3/15/31	LKR	423,000	1,461,429
11.50%, 12/15/32	LKR	1,444,000	5,007,491
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(7)	USD	4,110	3,883,950
3.35% to 9/15/27, 3/15/33(1)(7)	USD	7,700	6,729,500
3.60% to 8/15/27, 2/15/38(1)(7)	USD	1,217	1,127,241
			$ 78,793,932
Suriname — 2.7%
Suriname Government International Bonds:
7.70%, 11/6/30(1)(12)	USD	10,980	$ 11,059,605
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	12,188	12,187,534
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(3)	USD	15,132	15,131,827
8.50%, 11/6/35(1)(12)	USD	45,744	47,173,500
9.00%, Oil-Linked, 12/31/50(1)	USD	12,357	14,704,830

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname (continued)
Suriname Government International Bonds: (continued)
9.00%, Oil-Linked, 12/31/50(3)	USD	8,373	$ 9,963,870
			$ 110,221,166
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(3)	USD	377	$ 379,288
			$ 379,288
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	600,000	$ 3,240,568
4.30%, 8/2/30	JPY	40,000	238,115
			$ 3,478,683
Turkey — 3.5%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	3,422,257	$ 73,473,937
27.70%, 9/27/34	TRY	2,880,121	63,453,892
30.00%, 9/12/29	TRY	283,058	6,201,855
			$ 143,129,684
Uganda — 3.8%
Republic of Uganda Government Bonds:
14.375%, 2/3/33	UGX	5,936,300	$ 1,565,147
15.00%, 6/18/43	UGX	41,497,900	10,284,548
15.80%, 6/23/39	UGX	437,177,900	115,621,365
16.25%, 11/8/35	UGX	90,058,800	25,246,519
			$ 152,717,579
Ukraine — 2.3%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(3)(7)	USD	11,553	$ 5,931,893
0.00% to 2/1/27, 2/1/36(3)(7)	USD	11,046	5,665,117
0.00%, GDP-Linked, 8/1/41(3)(18)	USD	79,890	67,991,503
4.50% to 2/1/27, 2/1/29(3)(7)	USD	2,211	1,531,331
4.50% to 2/1/27, 2/1/34(3)(7)	USD	10,868	6,126,328
4.50% to 2/1/27, 2/1/35(3)(7)	USD	5,452	3,039,938
4.50% to 2/1/27, 2/1/36(3)(7)	USD	5,055	2,787,717
			$ 93,073,827
Security	Principal Amount (000's omitted)		Value
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds, 4.25%, 10/2/35(1)	USD	2,844	$ 2,845,339
			$ 2,845,339
Uzbekistan — 1.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(3)	UZS	175,670,000	$ 15,116,559
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(3)	UZS	162,000,000	13,952,621
16.25%, 10/12/26(3)	UZS	181,050,000	15,587,955
16.625%, 5/29/27(3)	UZS	90,000,000	7,716,142
			$ 52,373,277
Venezuela — 0.8%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(3)	USD	10,801	$ 2,474,395
7.00%, 12/1/18(2)(3)	USD	6,424	1,518,312
7.00%, 3/31/38(2)(3)	USD	1,000	276,600
7.65%, 4/21/25(2)(3)	USD	10,504	2,721,586
7.75%, 10/13/19(2)(3)	USD	8,109	1,938,838
8.25%, 10/13/24(2)(3)	USD	19,047	4,935,078
9.00%, 5/7/23(2)(3)	USD	11,160	2,888,637
9.25%, 9/15/27(2)	USD	16,767	5,178,488
9.25%, 5/7/28(2)(3)	USD	6,457	1,850,576
9.375%, 1/13/34(2)	USD	2,683	858,828
11.75%, 10/21/26(2)(3)	USD	5,305	1,591,410
11.95%, 8/5/31(2)(3)	USD	11,822	3,476,909
12.75%, 8/23/22(2)(3)	USD	13,741	4,041,199
13.625%, 8/15/18(2)(3)	USD	1,013	298,936
			$ 34,049,792
Zambia — 0.1%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	39,221	$ 1,774,907
18.99%, 10/27/40	ZMW	48,365	2,187,682
19.00%, 8/18/35	ZMW	24,514	1,157,496
19.00%, 9/29/35	ZMW	8,580	405,621
			$ 5,525,706
Total Sovereign Government Bonds (identified cost $2,069,862,089)			$2,221,810,568

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 2.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Commonwealth of the Bahamas, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28	EUR	18,445	$ 21,919,710
			$ 21,919,710
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.781%, (6 mo. EURIBOR + 5.75%), 1/6/28(19)	EUR	525	$ 605,141
			$ 605,141
Tanzania — 1.5%
Government of the United Republic of Tanzania:
Term Loan, 9.458%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(19)	USD	40,200	$ 39,798,000
Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(19)	USD	20,230	20,086,659
			$ 59,884,659
Total Sovereign Loans (identified cost $81,162,825)			$ 82,409,510

Short-Term Investments — 14.5%
Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(20)	167,945,478	$ 167,945,478
Total Affiliated Fund (identified cost $167,945,478)		$ 167,945,478

Sovereign Government Securities — 9.7%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	149,800	$ 1,768,792
			$ 1,768,792
Egypt — 2.1%
Egypt Treasury Bills:
0.00%, 12/23/25	EGP	480,575	$ 9,833,501
0.00%, 1/6/26	EGP	790,700	16,020,524
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Treasury Bills: (continued)
0.00%, 2/17/26	EGP	96,075	$ 1,896,909
0.00%, 3/31/26	EGP	224,825	4,317,053
0.00%, 5/12/26	EGP	113,200	2,113,008
0.00%, 7/7/26	EGP	1,807,300	32,627,421
0.00%, 10/27/26	EGP	1,083,700	18,467,235
			$ 85,275,651
Kazakhstan — 0.9%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	22,216,372	$ 38,323,316
			$ 38,323,316
Nigeria — 6.0%
Nigeria OMO Bills:
0.00%, 11/18/25	NGN	10,788,548	$ 7,523,083
0.00%, 11/25/25	NGN	4,122,250	2,850,959
0.00%, 12/16/25	NGN	5,134,468	3,532,892
0.00%, 12/23/25	NGN	2,061,125	1,399,641
0.00%, 12/30/25	NGN	6,183,375	4,181,431
0.00%, 1/6/26	NGN	6,507,916	4,383,186
0.00%, 1/13/26	NGN	28,368,242	19,032,234
0.00%, 1/27/26	NGN	32,037,391	21,335,998
0.00%, 2/3/26	NGN	8,656,725	5,743,525
0.00%, 2/17/26	NGN	12,294,384	8,118,363
0.00%, 2/25/26	NGN	989,018	647,471
0.00%, 3/10/26	NGN	38,038,000	24,745,085
0.00%, 3/24/26	NGN	46,502,556	30,011,930
0.00%, 4/7/26	NGN	5,152,812	3,313,107
0.00%, 4/21/26	NGN	18,535,206	11,831,651
0.00%, 4/28/26	NGN	49,200,187	31,204,231
0.00%, 6/23/26	NGN	45,875,751	28,492,528
0.00%, 6/30/26	NGN	52,819,443	32,439,205
0.00%, 7/7/26	NGN	5,152,812	3,163,098
			$ 243,949,618
Uruguay — 0.6%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	71,457	$ 1,790,934
0.00%, 12/5/25	UYU	296,000	7,373,088
0.00%, 12/19/25	UYU	332,488	8,256,893
0.00%, 12/30/25	UYU	250,180	6,200,618

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uruguay (continued)
Uruguay Monetary Regulation Bills: (continued)
0.00%, 3/6/26	UYU	71,457	$ 1,745,821
			$ 25,367,354
Total Sovereign Government Securities (identified cost $384,329,656)			$ 394,684,731

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/13/25(21)	$1,000	$ 998,928
0.00%, 11/20/25(21)	10,000	9,981,666
0.00%, 12/18/25(21)	14,999	14,927,564
0.00%, 1/8/26(21)	1,700	1,688,227
Total U.S. Treasury Obligations (identified cost $27,589,287)		$ 27,596,385
Total Short-Term Investments (identified cost $579,864,421)		$ 590,226,594

Total Purchased Options — 0.1% (identified cost $5,551,225)	$ 2,090,855
Total Investments — 100.5% (identified cost $3,965,367,736)	$4,091,634,243
Less Unfunded Loan Commitments — (1.8)%	$ (72,043,750)
Net Investments — 98.7% (identified cost $3,893,323,986)	$4,019,590,493
Total Written Options — (0.1)% (premiums received $7,622,872)	$ (4,442,425)
Other Assets, Less Liabilities — 1.4%	$ 57,677,462
Net Assets — 100.0%	$4,072,825,530
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $506,306,994 or 12.4% of the Fund's net assets.
(2)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $1,249,821,692 or 30.7% of the Fund's net assets.
(4)	Security whose performance is linked to the price of an underlying security issued by the Ministry of Finance of Paraguay. The investment is subject to credit risk of the issuing financial institution (Itau BBA International PLC) in addition to the market risk of the underlying security.
(5)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(6)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(7)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at October 31, 2025.
(12)	When-issued security.
(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $71,926,864.
(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(18)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(19)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2025.
(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	14,558,500	INR	88.86	4/21/26	$ 226,327
Put USD vs. Call CNH	Barclays Bank PLC	USD	61,200,000	CNH	7.00	1/26/26	135,436
Put USD vs. Call CNH	Deutsche Bank AG	USD	69,600,000	CNH	7.00	1/29/26	164,326
Put USD vs. Call CNH	Goldman Sachs International	USD	50,000,000	CNH	7.00	1/22/26	103,850
Put USD vs. Call CNH	Goldman Sachs International	USD	2,890,000	CNH	7.00	1/29/26	6,823
Put USD vs. Call CNH	Standard Chartered Bank	USD	25,040,000	CNH	7.00	1/26/26	55,414
Put USD vs. Call INR	Citibank, N.A.	USD	59,300,000	INR	87.00	2/18/26	86,815
Put USD vs. Call INR	Citibank, N.A.	USD	33,467,000	INR	89.13	4/15/26	251,203
Put USD vs. Call INR	Deutsche Bank AG	USD	33,467,000	INR	89.23	4/15/26	266,230
Put USD vs. Call INR	Deutsche Bank AG	USD	33,470,000	INR	88.73	4/22/26	199,883
Put USD vs. Call INR	Goldman Sachs International	USD	39,800,000	INR	87.00	2/5/26	50,466
Put USD vs. Call INR	Goldman Sachs International	USD	31,700,000	INR	87.00	2/9/26	42,668
Put USD vs. Call INR	Goldman Sachs International	USD	41,990,000	INR	87.00	2/10/26	57,190
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	36,490,000	INR	87.00	2/10/26	49,699
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	14,558,500	INR	88.86	4/21/26	93,771
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	140,140
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	74,874
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	72,494
Put USD vs. Call INR	Standard Chartered Bank	USD	8,480,000	INR	87.00	2/24/26	13,246
Total							$2,090,855
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,912,000	BRL	7.00	7/12/27	$(2,010,669)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	6,328,000	BRL	7.00	7/14/27	(1,613,564)
Call USD vs. Put INR	Citibank, N.A.	USD	59,300,000	INR	91.00	2/18/26	(142,320)
Call USD vs. Put INR	Goldman Sachs International	USD	39,800,000	INR	91.00	2/5/26	(74,506)
Call USD vs. Put INR	Goldman Sachs International	USD	31,700,000	INR	91.00	2/9/26	(63,780)
Call USD vs. Put INR	Goldman Sachs International	USD	41,990,000	INR	91.00	2/10/26	(86,163)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	36,490,000	INR	91.00	2/10/26	(74,877)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	14,558,500	INR	88.86	4/21/26	(226,326)
Call USD vs. Put INR	Standard Chartered Bank	USD	8,480,000	INR	91.00	2/24/26	(22,133)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	Citibank, N.A.	USD	59,300,000	INR	85.00	2/18/26	$ (22,060)
Put USD vs. Call INR	Goldman Sachs International	USD	39,800,000	INR	84.50	2/5/26	(7,960)
Put USD vs. Call INR	Goldman Sachs International	USD	31,700,000	INR	84.50	2/9/26	(7,132)
Put USD vs. Call INR	Goldman Sachs International	USD	41,990,000	INR	84.50	2/10/26	(9,700)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	36,490,000	INR	84.50	2/10/26	(8,429)
Put USD vs. Call INR	Standard Chartered Bank	USD	8,480,000	INR	84.50	2/24/26	(2,586)
Put USD vs. Call KRW	Barclays Bank PLC	USD	24,000,000	KRW	1,300.00	1/26/26	(8,112)
Put USD vs. Call KRW	BNP Paribas	USD	51,000,000	KRW	1,310.00	2/5/26	(32,793)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	32,700,000	KRW	1,300.00	1/22/26	(9,941)
Put USD vs. Call KRW	Standard Chartered Bank	USD	11,540,000	KRW	1,300.00	1/26/26	(3,901)
Put USD vs. Call KRW	Standard Chartered Bank	USD	21,490,000	KRW	1,310.00	2/9/26	(15,473)
Total							$(4,442,425)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	194,835,000	USD	35,921,569	12/2/25	$ 33,175
BRL	38,400,000	USD	7,123,776	12/2/25	(37,461)
CLP	13,862,000,000	USD	14,454,972	12/17/25	254,301
CLP	12,582,000,000	USD	13,203,308	12/17/25	147,728
CLP	2,145,464,455	USD	2,236,723	12/17/25	39,877
CLP	2,477,500,000	USD	2,603,379	12/17/25	25,551
CLP	2,477,935,545	USD	2,606,666	12/17/25	22,726
CLP	640,000,000	USD	667,452	12/17/25	11,666
EUR	363,063	USD	421,393	12/17/25	(1,887)
EUR	372,237	USD	438,881	12/17/25	(8,775)
EUR	3,848,019	USD	4,466,244	12/17/25	(20,004)
EUR	4,100,000	USD	4,758,709	12/17/25	(21,314)
EUR	922,840	USD	1,088,062	12/17/25	(21,755)
EUR	4,855,367	USD	5,635,434	12/17/25	(25,241)
EUR	5,383,000	USD	6,247,837	12/17/25	(27,984)
EUR	6,712,270	USD	7,790,668	12/17/25	(34,894)
EUR	2,467,494	USD	2,909,265	12/17/25	(58,169)
EUR	3,407,841	USD	4,017,968	12/17/25	(80,337)
EUR	4,909,895	USD	5,788,944	12/17/25	(115,746)
EUR	7,581,800	USD	8,939,217	12/17/25	(178,733)
EUR	8,562,500	USD	10,095,497	12/17/25	(201,853)
IDR	26,102,357,000	USD	1,567,900	12/17/25	468
IDR	38,691,192,200	USD	2,324,493	12/17/25	279
IDR	29,775,541,600	USD	1,789,202	12/17/25	(129)
IDR	41,247,495,000	USD	2,479,263	12/17/25	(894)
IDR	45,176,684,200	USD	2,717,051	12/17/25	(2,596)
IDR	21,333,687,774	USD	1,297,196	12/17/25	(15,355)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	19,293,099,000	USD	1,175,838	12/17/25	$ (16,606)
IDR	28,951,770,000	USD	1,764,706	12/17/25	(25,130)
IDR	38,584,924,000	USD	2,348,346	12/17/25	(29,959)
IDR	38,591,052,500	USD	2,349,145	12/17/25	(30,389)
IDR	38,591,052,500	USD	2,349,159	12/17/25	(30,404)
IDR	48,221,553,000	USD	2,932,649	12/17/25	(35,242)
INR	686,700,000	USD	7,757,893	12/17/25	(40,605)
INR	3,525,000,000	USD	39,836,810	12/17/25	(222,071)
INR	4,702,000,000	USD	53,131,685	12/17/25	(289,555)
INR	6,465,140,000	USD	73,050,805	12/17/25	(394,113)
KRW	5,855,100,000	USD	4,252,070	12/17/25	(147,500)
KRW	11,000,000,000	USD	7,870,557	12/17/25	(159,286)
KRW	112,882,000,000	USD	81,542,696	12/17/25	(2,409,635)
KRW	120,755,300,000	USD	87,221,949	12/17/25	(2,569,512)
PEN	20,198,257	USD	5,825,860	12/17/25	166,035
PEN	16,859,191	USD	4,850,030	12/17/25	151,317
PEN	13,330,000	USD	3,834,757	12/17/25	119,641
PEN	11,330,975	USD	3,270,123	12/17/25	91,257
PEN	24,406,000	USD	7,202,172	12/17/25	37,967
PEN	2,904,258	USD	837,614	12/17/25	23,946
PEN	2,904,258	USD	837,638	12/17/25	23,922
PEN	1,253	USD	361	12/17/25	10
TWD	71,500,000	USD	2,358,716	12/17/25	(33,490)
TWD	57,800,000	USD	1,934,741	12/17/25	(55,048)
TWD	421,306,000	USD	13,853,236	12/17/25	(152,096)
TWD	457,942,000	USD	15,066,112	12/17/25	(173,545)
TWD	494,579,000	USD	16,262,627	12/17/25	(178,601)
TWD	457,943,000	USD	15,094,152	12/17/25	(201,553)
TWD	1,673,000,000	USD	55,723,945	12/17/25	(1,316,916)
TWD	1,752,090,000	USD	58,480,975	12/17/25	(1,501,888)
USD	133,488,461	EUR	113,218,289	12/17/25	2,669,010
USD	66,922,206	EUR	56,760,094	12/17/25	1,338,064
USD	60,239,521	EUR	51,092,172	12/17/25	1,204,448
USD	59,760,170	EUR	50,685,611	12/17/25	1,194,864
USD	36,766,163	EUR	31,183,235	12/17/25	735,114
USD	33,014,070	EUR	28,000,896	12/17/25	660,094
USD	24,854,083	EUR	21,080,000	12/17/25	496,940
USD	20,651,422	EUR	17,515,511	12/17/25	412,911
USD	15,862,659	EUR	13,453,921	12/17/25	317,163
USD	13,901,200	EUR	11,790,308	12/17/25	277,945
USD	12,826,597	EUR	10,878,883	12/17/25	256,459
USD	8,939,217	EUR	7,581,800	12/17/25	178,734
USD	8,283,897	EUR	7,025,990	12/17/25	165,631
USD	5,929,813	EUR	5,029,373	12/17/25	118,563

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,337,748	EUR	2,830,912	12/17/25	$ 66,736
USD	6,049,319	EUR	5,211,962	12/17/25	27,095
USD	1,143,553	EUR	969,905	12/17/25	22,865
USD	428,064	EUR	363,063	12/17/25	8,559
USD	1,901,151	EUR	1,637,990	12/17/25	8,515
USD	159,352	EUR	135,155	12/17/25	3,186
USD	16,554,896	IDR	272,722,706,530	12/17/25	168,265
USD	2,484,581	IDR	41,249,261,106	12/17/25	6,106
USD	2,175,656	IDR	36,116,914,350	12/17/25	5,560
USD	1,256,408	IDR	20,870,821,400	12/17/25	2,378
USD	1,314,710	IDR	21,847,198,500	12/17/25	2,014
USD	1,256,030	IDR	20,870,821,400	12/17/25	2,000
USD	1,194,993	IDR	19,857,720,100	12/17/25	1,836
USD	1,743,825	IDR	28,992,835,700	12/17/25	1,781
USD	1,326,150	IDR	22,043,537,900	12/17/25	1,657
USD	1,184,151	IDR	19,680,585,700	12/17/25	1,636
USD	1,005,313	IDR	16,705,934,800	12/17/25	1,531
USD	1,880,258	IDR	31,268,254,600	12/17/25	1,495
USD	1,053,999	IDR	17,520,621,900	12/17/25	1,267
USD	816,863	IDR	13,578,311,400	12/17/25	1,006
USD	435,058	IDR	7,228,880,000	12/17/25	708
USD	2,126,186	IDR	35,383,991,600	12/17/25	128
USD	1,250,500	IDR	20,814,459,300	12/17/25	(143)
USD	1,664,795	IDR	27,729,658,300	12/17/25	(1,350)
USD	1,740,580	IDR	28,992,835,700	12/17/25	(1,464)
USD	22,331,216	INR	1,976,000,000	12/17/25	124,486
USD	21,202,610	INR	1,878,657,250	12/17/25	89,839
USD	8,046,467	INR	716,900,000	12/17/25	(10,216)
USD	12,858,766	INR	1,145,266,000	12/17/25	(11,990)
USD	16,057,452	INR	1,429,900,000	12/17/25	(12,085)
USD	12,874,621	INR	1,147,000,000	12/17/25	(15,622)
USD	9,130,910	INR	813,987,750	12/17/25	(16,867)
USD	19,709,299	INR	1,756,000,000	12/17/25	(25,022)
USD	16,066,961	INR	1,432,000,000	12/17/25	(26,176)
USD	12,417,167	INR	1,107,425,000	12/17/25	(28,324)
USD	14,949,477	INR	1,333,000,000	12/17/25	(31,076)
USD	16,071,938	INR	1,432,974,000	12/17/25	(32,145)
USD	24,108,144	INR	2,149,000,000	12/17/25	(42,799)
USD	23,781,480	INR	2,120,000,000	12/17/25	(43,555)
USD	22,496,635	INR	2,005,800,000	12/17/25	(44,994)
USD	20,182,766	INR	1,800,000,000	12/17/25	(46,037)
USD	21,573,559	INR	1,923,930,000	12/17/25	(47,997)
USD	1,142,824	PEN	4,000,000	12/17/25	(43,792)
USD	1,240,377	PEN	4,330,000	12/17/25	(44,135)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,422,799	PEN	5,000,000	12/17/25	$ (60,471)
USD	21,603,017	PEN	73,029,000	12/17/25	(61,333)
USD	1,714,237	PEN	6,000,000	12/17/25	(65,688)
USD	2,102,338	PEN	7,339,000	12/17/25	(74,806)
USD	2,285,649	PEN	8,000,000	12/17/25	(87,584)
USD	2,515,626	PEN	8,781,735	12/17/25	(89,512)
USD	2,847,624	PEN	10,000,000	12/17/25	(118,917)
USD	2,845,598	PEN	10,000,000	12/17/25	(120,943)
USD	3,983,837	PEN	14,000,000	12/17/25	(169,320)
USD	11,708,524	PEN	40,700,000	12/17/25	(365,297)
USD	17,085,742	PEN	60,000,000	12/17/25	(713,502)
USD	23,142,196	PEN	81,000,000	12/17/25	(886,783)
USD	26,830,547	PEN	93,662,086	12/17/25	(954,692)
USD	42,114,848	PEN	148,000,000	12/17/25	(1,789,953)
USD	17,095,137	TWD	522,000,000	12/17/25	119,363
USD	17,039,508	TWD	521,000,000	12/17/25	96,255
USD	17,001,798	TWD	520,000,000	12/17/25	91,066
USD	17,045,083	TWD	521,750,000	12/17/25	77,440
USD	14,763,033	TWD	451,675,000	12/17/25	74,273
USD	10,207,358	TWD	312,978,000	12/17/25	29,113
USD	9,073,176	TWD	278,238,000	12/17/25	24,698
USD	8,415,917	TWD	258,032,000	12/17/25	24,551
USD	7,939,061	TWD	243,491,000	12/17/25	20,578
USD	7,395,738	TWD	226,830,000	12/17/25	19,081
USD	6,804,942	TWD	208,762,000	12/17/25	15,868
USD	5,102,942	TWD	156,645,000	12/17/25	8,746
USD	10,207,232	TWD	313,607,000	12/17/25	8,532
USD	10,207,354	TWD	313,672,000	12/17/25	6,540
USD	9,073,199	TWD	278,892,000	12/17/25	3,453
USD	5,533,895	TWD	170,123,000	12/17/25	1,386
USD	2,876,929	TWD	88,465,000	12/17/25	(9)
TWD	434,100,000	USD	13,931,322	4/28/26	325,856
TWD	311,499,880	USD	9,988,452	4/28/26	242,161
TWD	329,400,000	USD	10,577,016	4/28/26	241,493
USD	38,703,866	TWD	1,074,999,880	4/28/26	3,397,566
PHP	27,828,841	USD	475,227	5/7/26	(2,333)
PHP	55,500,000	USD	968,306	5/7/26	(25,197)
PHP	277,471,159	USD	4,775,751	5/7/26	(60,698)
USD	3,898,911	PHP	218,300,000	5/7/26	189,350
USD	1,553,710	PHP	87,000,000	5/7/26	75,324
USD	991,904	PHP	55,500,000	5/7/26	48,795
PHP	186,988,400	USD	3,202,459	5/12/26	(25,239)
PHP	324,571,000	USD	5,542,064	5/12/26	(27,104)
PHP	310,839,500	USD	5,315,313	5/12/26	(33,672)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	351,600,000	USD	6,009,743	5/12/26	$ (35,518)
PHP	137,637,100	USD	2,390,031	5/12/26	(51,365)
PHP	765,062,600	USD	13,080,229	5/12/26	(80,639)
PHP	282,730,260	USD	4,895,338	5/12/26	(91,316)
PHP	282,776,900	USD	4,910,174	5/12/26	(105,359)
PHP	281,886,900	USD	4,906,861	5/12/26	(117,169)
PHP	1,001,000,000	USD	17,155,099	5/12/26	(146,570)
PHP	389,490,000	USD	6,783,767	5/12/26	(165,733)
PHP	380,397,162	USD	6,631,750	5/12/26	(168,217)
PHP	511,656,600	USD	8,918,539	5/12/26	(224,707)
PHP	459,810,000	USD	8,041,448	5/12/26	(228,569)
PHP	914,031,900	USD	15,898,972	5/12/26	(368,165)
USD	14,789,736	PHP	830,000,000	5/12/26	686,760
USD	10,850,231	PHP	610,000,000	5/12/26	485,393
USD	9,976,839	PHP	560,000,000	5/12/26	461,579
USD	9,795,191	PHP	550,000,000	5/12/26	449,846
USD	10,639,241	PHP	600,000,000	5/12/26	444,319
USD	8,878,787	PHP	500,000,000	5/12/26	383,018
USD	8,861,792	PHP	500,000,000	5/12/26	366,023
USD	8,193,926	PHP	461,400,000	5/12/26	354,031
USD	5,829,916	PHP	327,000,000	5/12/26	273,683
USD	4,952,956	PHP	278,000,000	5/12/26	229,308
USD	5,321,130	PHP	300,000,000	5/12/26	223,669
USD	5,320,375	PHP	300,000,000	5/12/26	222,914
USD	3,356,678	PHP	187,400,000	5/12/26	172,464
USD	3,505,778	PHP	197,200,000	5/12/26	155,047
USD	2,542,752	PHP	142,000,000	5/12/26	129,954
USD	2,529,841	PHP	142,000,000	5/12/26	117,043
USD	1,532,553	PHP	85,400,000	5/12/26	81,476
					$3,196,030
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	94,126,678	PLN	400,791,396	Barclays Bank PLC	11/4/25	$ —	$ (32,200)
NGN	3,043,055,000	USD	2,150,569	Standard Chartered Bank	11/4/25	—	(17,786)
NGN	3,032,302,000	USD	2,150,569	Standard Chartered Bank	11/4/25	—	(25,322)
PLN	400,791,396	EUR	94,446,461	Barclays Bank PLC	11/4/25	—	(336,398)
USD	1,862,792	IDR	30,972,644,000	Bank of America, N.A.	11/4/25	336	—
USD	2,671,150	IDR	44,394,512,000	HSBC Bank USA, N.A.	11/4/25	1,606	—
USD	1,568,274	IDR	26,102,357,000	Standard Chartered Bank	11/4/25	—	(1,320)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,277,780,032	USD	2,311,804	ICBC Standard Bank plc	11/5/25	$ 99,355	$ —
EUR	1,902,482	USD	2,192,791	Barclays Bank PLC	11/7/25	475	—
EUR	11,594,033	USD	13,504,115	Goldman Sachs International	11/7/25	—	(137,996)
EUR	43,863,799	USD	50,845,403	HSBC Bank USA, N.A.	11/7/25	—	(277,257)
EUR	2,752,653	USD	3,179,523	Standard Chartered Bank	11/7/25	—	(6,141)
EUR	3,470,755	USD	4,000,638	UBS AG	11/7/25	603	—
EUR	2,978,542	USD	3,452,341	UBS AG	11/7/25	—	(18,544)
KZT	16,332,741,512	USD	30,708,810	Citibank, N.A.	11/7/25	92,951	—
USD	19,863,979	EUR	17,022,439	Standard Chartered Bank	11/7/25	239,752	—
USD	33,914,269	EUR	28,900,000	UBS AG	11/7/25	597,059	—
EGP	188,231,633	USD	3,906,842	Standard Chartered Bank	11/10/25	69,407	—
KZT	4,479,688,404	USD	8,078,789	Deutsche Bank AG	11/10/25	362,034	—
KZT	3,192,181,714	USD	5,833,665	Deutsche Bank AG	11/10/25	181,182	—
KZT	3,197,501,300	USD	5,856,230	Deutsche Bank AG	11/10/25	168,641	—
KZT	3,220,311,815	USD	5,831,785	ICBC Standard Bank plc	11/10/25	236,066	—
EGP	340,469,141	USD	6,692,926	JPMorgan Chase Bank, N.A.	11/12/25	494,213	—
PLN	400,791,397	EUR	94,389,275	Barclays Bank PLC	11/13/25	—	(332,352)
EGP	66,624,580	USD	1,377,680	Bank of America, N.A.	11/17/25	26,288	—
EGP	86,226,000	USD	1,787,349	HSBC Bank USA, N.A.	11/17/25	29,676	—
PLN	400,791,396	EUR	94,044,627	Barclays Bank PLC	11/18/25	30,186	—
KZT	3,299,231,650	USD	5,923,217	Deutsche Bank AG	12/8/25	241,447	—
KZT	3,227,183,709	USD	5,833,665	Deutsche Bank AG	12/8/25	196,376	—
EGP	588,223,859	USD	11,899,320	Citibank, N.A.	12/11/25	385,656	—
KZT	1,549,911,811	USD	2,817,509	Goldman Sachs International	12/15/25	71,351	—
EGP	658,212,000	USD	13,537,994	Standard Chartered Bank	12/17/25	172,703	—
EUR	16,951,549	PLN	72,372,942	BNP Paribas	12/17/25	—	(2,931)
EUR	45,837,062	PLN	196,741,839	Deutsche Bank AG	12/17/25	—	(290,808)
EUR	63,989,702	PLN	274,000,000	UBS AG	12/17/25	—	(228,249)
KZT	2,882,131,615	USD	5,173,640	Deutsche Bank AG	12/17/25	194,528	—
KZT	5,970,897,002	USD	10,905,748	Goldman Sachs International	12/17/25	215,457	—
KZT	2,320,727,246	USD	4,167,224	Goldman Sachs International	12/17/25	155,289	—
KZT	2,373,708,000	USD	4,273,102	Goldman Sachs International	12/17/25	148,092	—
MXN	2,226,367,033	USD	119,648,907	Barclays Bank PLC	12/17/25	—	(351,916)
MYR	27,644,400	USD	6,590,473	Barclays Bank PLC	12/17/25	17,684	—
MYR	10,343,500	USD	2,470,090	Barclays Bank PLC	12/17/25	2,436	—
MYR	3,448,600	USD	823,350	Barclays Bank PLC	12/17/25	1,009	—
MYR	1,097,800	USD	261,717	Barclays Bank PLC	12/17/25	702	—
MYR	23,450,300	USD	5,608,107	Barclays Bank PLC	12/17/25	—	(2,514)
MYR	39,783,500	USD	9,490,339	Credit Agricole Corporate and Investment Bank	12/17/25	19,567	—
MYR	38,580,700	USD	9,212,641	Credit Agricole Corporate and Investment Bank	12/17/25	9,745	—
MYR	35,348,200	USD	8,455,900	Credit Agricole Corporate and Investment Bank	12/17/25	—	(6,216)
MYR	25,309,300	USD	6,035,220	Goldman Sachs International	12/17/25	14,751	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	6,660,000	USD	1,590,448	Goldman Sachs International	12/17/25	$ 1,568	$ —
MYR	2,204,600	USD	526,472	Goldman Sachs International	12/17/25	519	—
MYR	25,357,300	USD	6,073,605	Goldman Sachs International	12/17/25	—	(12,159)
MYR	39,361,800	USD	9,395,346	State Street Bank and Trust Company	12/17/25	13,756	—
MYR	31,702,300	USD	7,570,699	State Street Bank and Trust Company	12/17/25	7,465	—
MYR	31,038,200	USD	7,429,850	State Street Bank and Trust Company	12/17/25	—	(10,434)
PLN	101,437,024	EUR	23,814,862	Goldman Sachs International	12/17/25	—	(60,344)
PLN	84,420,259	EUR	19,883,123	Goldman Sachs International	12/17/25	—	(123,441)
USD	3,491,961	JPY	509,991,699	Citibank, N.A.	12/17/25	168,427	—
USD	2,652,440	MXN	49,394,527	Barclays Bank PLC	12/17/25	5,698	—
USD	26,290,567	MXN	491,000,000	BNP Paribas	12/17/25	—	(19,031)
USD	41,122,516	MXN	768,000,000	BNP Paribas	12/17/25	—	(29,768)
USD	3,679,549	MXN	68,000,000	Deutsche Bank AG	12/17/25	35,858	—
USD	3,030,217	MXN	56,000,000	Deutsche Bank AG	12/17/25	29,530	—
USD	4,435,324	MXN	82,000,000	Standard Chartered Bank	12/17/25	41,460	—
USD	3,612,085	MXN	66,780,000	Standard Chartered Bank	12/17/25	33,765	—
USD	10,836,538	MXN	204,000,000	Standard Chartered Bank	12/17/25	—	(94,537)
USD	16,998,491	MXN	320,000,000	Standard Chartered Bank	12/17/25	—	(148,294)
USD	25,290,284	MXN	476,000,000	Standard Chartered Bank	12/17/25	—	(215,558)
USD	39,582,483	MXN	745,000,000	Standard Chartered Bank	12/17/25	—	(337,376)
USD	22,972,151	MXN	427,886,178	UBS AG	12/17/25	44,425	—
USD	14,703,833	MXN	273,878,000	UBS AG	12/17/25	28,435	—
USD	30,139,889	TRY	1,329,074,258	Standard Chartered Bank	12/17/25	—	(374,997)
USD	10,093,137	ZAR	177,000,000	BNP Paribas	12/17/25	—	(85,811)
USD	4,570,839	ZAR	79,900,000	Citibank, N.A.	12/17/25	—	(24,064)
USD	22,284,696	ZAR	390,000,000	Goldman Sachs International	12/17/25	—	(143,496)
USD	10,186,218	ZAR	179,472,460	HSBC Bank USA, N.A.	12/17/25	—	(134,917)
UYU	123,093,000	USD	3,032,594	Citibank, N.A.	12/17/25	41,057	—
UYU	127,000,000	USD	3,158,575	Citibank, N.A.	12/17/25	12,634	—
UYU	16,187,000	USD	399,334	Citibank, N.A.	12/17/25	4,858	—
UYU	19,000,000	USD	472,402	Citibank, N.A.	12/17/25	2,031	—
UYU	149,000,000	USD	3,700,392	HSBC Bank USA, N.A.	12/17/25	20,160	—
EGP	361,922,851	USD	7,248,605	Goldman Sachs International	12/18/25	287,039	—
EGP	365,675,542	USD	7,302,557	Bank of America, N.A.	1/5/26	251,942	—
VND	170,375,610,000	USD	6,417,160	JPMorgan Chase Bank, N.A.	1/8/26	34,930	—
VND	44,870,129,655	USD	1,690,597	Goldman Sachs International	1/15/26	7,794	—
KZT	2,420,831,000	USD	4,367,760	ICBC Standard Bank plc	1/21/26	91,313	—
NGN	3,415,450,000	USD	2,220,726	Standard Chartered Bank	1/21/26	121,458	—
EGP	200,986,082	USD	4,084,253	Bank of America, N.A.	1/22/26	44,241	—
KZT	3,637,798,000	USD	6,551,640	ICBC Standard Bank plc	1/22/26	147,187	—
KZT	2,906,076,000	USD	5,229,107	Deutsche Bank AG	1/23/26	120,812	—
EGP	361,379,000	USD	7,322,034	HSBC Bank USA, N.A.	1/26/26	91,172	—
VND	44,936,062,900	USD	1,690,597	Citibank, N.A.	1/26/26	8,983	—
USD	2,586,598	UGX	9,117,757,000	Standard Chartered Bank	1/30/26	21,102	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,586,598	UGX	9,125,517,000	Standard Chartered Bank	1/30/26	$ 18,919	$ —
USD	4,552,412	UGX	16,070,014,000	Citibank, N.A.	2/3/26	39,159	—
USD	912,320	GHS	13,082,668	ICBC Standard Bank plc	2/17/26	—	(211,680)
NGN	234,269,000	USD	147,991	Citibank, N.A.	2/26/26	10,933	—
USD	134,792	NGN	234,269,000	Citibank, N.A.	2/26/26	—	(24,132)
NGN	269,584,000	USD	142,261	Citibank, N.A.	2/27/26	40,562	—
USD	726,256	NGN	1,258,602,000	Citibank, N.A.	2/27/26	—	(127,285)
TRY	149,304,621	USD	2,914,934	Standard Chartered Bank	3/23/26	257,130	—
USD	2,815,718	TRY	149,304,621	Standard Chartered Bank	3/23/26	—	(356,346)
UZS	52,908,750,000	USD	3,296,495	Standard Chartered Bank	3/25/26	929,443	—
TRY	695,587,468	USD	13,050,526	Standard Chartered Bank	3/26/26	1,692,358	—
USD	2,432,521	TRY	130,384,151	Standard Chartered Bank	3/26/26	—	(330,954)
USD	10,440,254	TRY	565,203,317	Standard Chartered Bank	3/26/26	—	(1,539,155)
KZT	6,053,561,000	USD	10,539,847	Deutsche Bank AG	4/16/26	267,048	—
USD	5,173,195	UGX	18,442,441,000	Standard Chartered Bank	4/16/26	66,973	—
USD	2,586,598	UGX	9,234,154,000	Standard Chartered Bank	4/16/26	29,906	—
KZT	7,239,609,000	USD	12,647,814	Deutsche Bank AG	4/17/26	271,505	—
KZT	6,044,602,000	USD	10,539,847	Deutsche Bank AG	4/17/26	246,943	—
KZT	6,040,386,000	USD	10,539,846	Deutsche Bank AG	4/17/26	239,420	—
USD	5,173,195	UGX	18,494,173,000	Standard Chartered Bank	4/17/26	53,638	—
USD	3,879,897	UGX	13,890,029,619	Standard Chartered Bank	4/17/26	34,858	—
EGP	414,828,000	USD	8,122,734	Standard Chartered Bank	4/21/26	111,111	—
USD	2,586,598	UGX	9,311,751,763	Standard Chartered Bank	4/22/26	11,402	—
KZT	2,996,278,000	USD	5,229,106	Deutsche Bank AG	4/23/26	105,655	—
KZT	5,987,328,000	USD	10,458,215	Deutsche Bank AG	4/24/26	197,950	—
USD	3,879,897	UGX	13,987,027,000	Standard Chartered Bank	5/4/26	20,662	—
USD	2,586,598	UGX	9,311,752,000	Standard Chartered Bank	5/4/26	17,343	—
USD	2,586,598	UGX	9,505,747,000	Standard Chartered Bank	7/24/26	39,494	—
USD	2,586,598	UGX	9,479,880,000	Standard Chartered Bank	7/28/26	50,039	—
EUR	61,628,104	PLN	268,790,974	Barclays Bank PLC	9/2/26	—	(448,059)
PLN	45,000,000	EUR	10,420,526	Barclays Bank PLC	9/2/26	—	(45,455)
EUR	63,191,767	PLN	276,287,045	Barclays Bank PLC	9/4/26	—	(633,557)
PLN	138,143,523	EUR	31,983,590	Barclays Bank PLC	9/4/26	—	(136,826)
EUR	126,370,933	PLN	550,345,412	Barclays Bank PLC	9/8/26	—	(646,966)
PLN	275,172,706	EUR	63,694,437	Barclays Bank PLC	9/8/26	—	(272,094)
EUR	92,728,546	PLN	403,740,091	Barclays Bank PLC	9/9/26	—	(443,579)
PLN	201,870,046	EUR	46,724,851	Barclays Bank PLC	9/9/26	—	(200,162)
MNT	4,897,171,800	USD	1,278,635	JPMorgan Chase Bank, N.A.	9/28/26	21,165	—
MNT	5,045,751,000	USD	1,315,025	JPMorgan Chase Bank, N.A.	10/5/26	23,037	—
UZS	29,613,121,000	USD	1,839,324	Deutsche Bank AG	10/5/26	424,280	—
UZS	16,312,875,642	USD	1,013,222	Deutsche Bank AG	10/7/26	233,104	—
KZT	6,437,211,000	USD	10,539,846	Deutsche Bank AG	10/15/26	261,624	—
USD	2,586,598	UGX	9,544,545,000	Standard Chartered Bank	10/20/26	92,096	—
USD	2,586,598	UGX	9,622,143,000	Standard Chartered Bank	10/21/26	72,495	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	6,374,281,000	USD	10,458,213	Deutsche Bank AG	10/23/26	$ 210,001	$ —
USD	2,586,598	UGX	9,609,210,000	Standard Chartered Bank	10/23/26	77,230	—
KZT	9,745,529,000	USD	16,105,650	Deutsche Bank AG	10/27/26	183,736	—
USD	5,173,195	UGX	19,270,153,000	Standard Chartered Bank	11/3/26	155,855	—
JPY	94,410,945	USD	667,561	Deutsche Bank AG	1/7/27	—	(33,158)
USD	1,265,121	JPY	182,244,054	Standard Chartered Bank	1/7/27	40,515	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	25,371	—
UZS	16,830,497,000	USD	938,416	Deutsche Bank AG	10/25/27	261,623	—
UZS	19,470,202,000	USD	1,089,059	Deutsche Bank AG	11/8/27	297,092	—
						$13,327,917	$(9,331,585)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	139,990,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	$36,316,987	$(266,276)
11/7/25	COP	139,990,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	36,144,627	172,360
11/7/25	COP	99,764,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	25,881,334	(156,867)
11/7/25	COP	50,956,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	13,219,290	(8,751)
11/21/25	COP	207,072,660	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	53,719,945	(315,067)
11/21/25	COP	64,247,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	16,667,315	(57,602)
11/25/25	COP	79,125,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	20,527,049	(80,035)
12/5/25	COP	57,619,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	14,886,975	60,868
12/23/25	COP	39,707,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	10,301,012	(56,038)
						$(707,408)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(407)	Short	12/8/25	$ (55,479,145)	$ (249,173)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
Euro-Bund	(1,055)	Short	12/8/25	$(157,344,167)	$(1,670,343)
Euro-Buxl	(39)	Short	12/8/25	(5,219,983)	(202,331)
Japan 10-Year Bond	(3)	Short	12/15/25	(2,648,238)	21,983
U.S. 2-Year Treasury Note	(878)	Short	12/31/25	(182,836,641)	22,345
U.S. 5-Year Treasury Note	(4,793)	Short	12/31/25	(523,448,026)	(549,758)
U.S. 10-Year Treasury Note	(1,768)	Short	12/19/25	(199,203,875)	(357,515)
U.S. Long Treasury Bond	(264)	Short	12/19/25	(30,970,500)	(429,934)
U.S. Ultra 10-Year Treasury Note	(114)	Short	12/19/25	(13,165,219)	(39,372)
U.S. Ultra-Long Treasury Bond	(151)	Short	12/19/25	(18,313,469)	41,788
					$(3,412,310)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	87,579,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	$ 394,126	$ (59,475)	$ 334,651
COP	74,437,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	326,684	(35,476)	291,208
COP	237,810,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	1,021,716	(99,390)	922,326
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(324,458)	—	(324,458)
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(18,639)	—	(18,639)
ILS	96,979	Pays	3-month ILS TELBOR (pays annually)	3.66% (pays annually)	10/15/30	66,300	—	66,300
ILS	98,876	Pays	3-month ILS TELBOR (pays annually)	3.52% (pays annually)	12/17/30	(88,697)	—	(88,697)
ILS	74,985	Pays	3-month ILS TELBOR (pays annually)	3.71% (pays annually)	12/17/30	133,788	—	133,788
ILS	52,734	Pays	3-month ILS TELBOR (pays annually)	3.80% (pays annually)	12/17/35	9,945	—	9,945
ILS	50,035	Pays	3-month ILS TELBOR (pays annually)	3.91% (pays annually)	12/17/35	140,332	—	140,332
KRW	70,408,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(238,199)	—	(238,199)
KRW	91,530,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(301,750)	7,210	(294,540)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	99,134,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	$ (317,227)	$ 15,272	$ (301,955)
KRW	148,066,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(469,043)	(681)	(469,724)
KRW	80,391,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(316,451)	—	(316,451)
KRW	136,361,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(531,793)	—	(531,793)
KRW	56,951,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(217,523)	—	(217,523)
KRW	6,138,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	96,861	—	96,861
KRW	11,067,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	137,845	—	137,845
KRW	22,688,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	275,732	—	275,732
KRW	9,047,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	104,481	—	104,481
KRW	8,647,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	51,769	—	51,769
KRW	11,483,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	68,400	—	68,400
KRW	22,965,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	119,441	—	119,441
KRW	17,357,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	280,794	—	280,794
KRW	29,528,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	473,017	—	473,017
KRW	14,576,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	235,591	—	235,591
MXN	2,460,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(105,165)	—	(105,165)
MXN	1,578,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(63,669)	—	(63,669)
MXN	1,028,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.32% (pays monthly)	6/6/35	2,396,546	—	2,396,546

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	1,332,330	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	$ (600,919)	$ —	$ (600,919)
PLN	58,485	Pays	6-month PLN WIBOR (pays semi-annually)	4.10% (pays annually)	12/17/30	73,922	—	73,922
PLN	38,755	Pays	6-month PLN WIBOR (pays semi-annually)	4.11% (pays annually)	12/17/30	51,562	—	51,562
PLN	127,530	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(45,894)	—	(45,894)
PLN	127,530	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	54,866	—	54,866
PLN	547,340	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(454,827)	—	(454,827)
PLN	547,340	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	481,149	—	481,149
PLN	27,835	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	70,554	—	70,554
PLN	144,025	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	140,817	—	140,817
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(67,947)	—	(67,947)
ZAR	287,392	Pays	3-month ZAR JIBAR (pays quarterly)	7.05% (pays quarterly)	12/17/30	93,056	—	93,056
ZAR	104,683	Pays	3-month ZAR JIBAR (pays quarterly)	7.09% (pays quarterly)	12/17/30	43,759	—	43,759
ZAR	573,833	Pays	3-month ZAR JIBAR (pays quarterly)	8.71% (pays quarterly)	6/18/35	2,221,759	—	2,221,759
ZAR	769,997	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	3,012,636	—	3,012,636
ZAR	764,500	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	2,116,253	—	2,116,253
ZAR	156,574	Pays	3-month ZAR JIBAR (pays quarterly)	8.48% (pays quarterly)	9/17/35	439,906	—	439,906
ZAR	109,216	Pays	3-month ZAR JIBAR (pays quarterly)	8.49% (pays quarterly)	9/17/35	311,374	—	311,374
ZAR	371,265	Pays	3-month ZAR JIBAR (pays quarterly)	8.65% (pays quarterly)	9/17/35	1,298,350	—	1,298,350
ZAR	320,735	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	9/17/35	1,266,437	—	1,266,437
Total						$13,847,567	$(172,540)	$13,675,027

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$ 433	$ (1,619)	$ (1,186)
Petroleo Brasileiro S.A.	58,143	1.00% (pays quarterly)(1)	12/20/30	1,334,129	(1,439,951)	(105,822)
Turkey	21,574	1.00% (pays quarterly)(1)	12/20/30	1,346,786	(1,490,664)	(143,878)
Total				$2,681,348	$(2,932,234)	$(250,886)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 3,400	1.00% (pays quarterly)	5.27%	12/20/30	$(591,317)	$ 608,653	$ 17,336
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	1.58	6/20/27	(7,969)	45,073	37,104
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	1.58	6/20/27	(7,969)	44,072	36,103
Benin	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	1.7	12/20/27	(15,625)	69,047	53,422
Benin	Citibank, N.A.	958	1.00% (pays quarterly)(1)	1.93	6/20/28	(21,026)	87,366	66,340
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(1)	1.32	6/20/27	(40,208)	433,521	393,313
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(1)	1.32	6/20/27	(44,786)	482,316	437,530
Pan American Energy	Barclays Bank PLC	7,020	1.00% (pays quarterly)(1)	0.96	12/20/25	8,597	18,672	27,269
Petroleos Mexicanos	Barclays Bank PLC	5,460	1.00% (pays quarterly)(1)	1.29	12/20/26	(11,830)	92,912	81,082
Petroleos Mexicanos	Barclays Bank PLC	6,698	1.00% (pays quarterly)(1)	1.29	12/20/26	(14,512)	96,190	81,678
Petroleos Mexicanos	Barclays Bank PLC	6,801	1.00% (pays quarterly)(1)	1.48	6/20/27	(44,509)	185,070	140,561
Petroleos Mexicanos	Barclays Bank PLC	9,605	1.00% (pays quarterly)(1)	1.48	6/20/27	(62,860)	224,104	161,244
Petroleos Mexicanos	Deutsche Bank AG	29,781	4.00% (pays monthly)(1)	1.19	7/6/26	357,794	—	357,794
Petroleos Mexicanos	Deutsche Bank AG	13,406	4.20% (pays monthly)(1)	1.25	7/6/26	172,456	—	172,456
Petroleos Mexicanos	Goldman Sachs International	5,548	1.00% (pays quarterly)(1)	1.18	6/20/26	317	134,683	135,000
Petroleos Mexicanos	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	1.18	6/20/26	8	37,458	37,466
Petroleos Mexicanos	Goldman Sachs International	2,532	1.00% (pays quarterly)(1)	1.18	6/20/26	4	19,751	19,755

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 2,536	1.00% (pays quarterly)	1.48%	6/20/27	$ (16,597)	$ 57,088	$ 40,491
Petroleos Mexicanos	Goldman Sachs International	12,807	1.00% (pays quarterly)	1.48	6/20/27	(83,816)	290,253	206,437
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	4,849	1.00% (pays quarterly)(1)	1.45	6/20/27	(29,303)	122,401	93,098
Total		$141,203				$(453,151)	$3,048,630	$2,595,479
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Barclays Bank PLC	$21,602	1.00% (pays quarterly)(1)	6/20/27	$84,994	$(610,786)	$(525,792)
Total					$84,994	$(610,786)	$(525,792)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $141,203,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	84,037	Return on PEN 263,569,000 Government of Peru, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	1/8/26	$3,532,998
Bank of America, N.A.	USD	17,814	Return on PEN 63,097,000 Government of Peru, 5.40%, 8/12/34 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	1/15/26	753,471

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	19,500	Return on PEN 75,537,000 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 0.725% on Notional Amount (pays upon termination)	1/16/26	$ 855,120
						$5,141,589
Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 269,371,379 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$278,118
				$278,118
(1)	Effective date represents the date on which the Fund and counterparty exchange the currencies and begin interest payment accrual.
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi

IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling

UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

At October 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	10/15/25	11/3/25	7.90%	MXN	2,226,367,033	$2,234,184,055
Barclays Bank PLC	10/29/25	11/4/25	4.15	USD	9,000,000	9,001,038
Barclays Bank PLC	10/29/25	On Demand(1)	4.30	USD	16,022,528	16,024,442
Barclays Bank PLC	10/31/25	11/14/25	7.90	MXN	2,211,424,973	2,210,454,403
Total						$4,469,663,938
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At October 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $30,312,493.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at October 31, 2025.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $167,945,478, which represents 4.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$223,375,954	$635,982,373	$(691,412,849)	$ —	$ —	$167,945,478	$2,237,718	167,945,478
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 11,889,362	$ —	$ 11,889,362
Credit Linked Notes	—	39,786,254	—	39,786,254
Foreign Corporate Bonds	—	989,179,872	0	989,179,872
Loan Participation Notes	—	—	8,250,455	8,250,455
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	73,947,023	—	73,947,023
Sovereign Government Bonds	—	2,221,810,568	—	2,221,810,568
Sovereign Loans	—	82,409,510	—	82,409,510
Short-Term Investments:
Affiliated Fund	167,945,478	—	—	167,945,478
Sovereign Government Securities	—	394,684,731	—	394,684,731
U.S. Treasury Obligations	—	27,596,385	—	27,596,385
Purchased Currency Options	—	2,090,855	—	2,090,855
Total Investments	$167,945,478	$3,843,394,560	$8,250,455	$4,019,590,493
Forward Foreign Currency Exchange Contracts	$ —	$ 35,432,387	$ —	$ 35,432,387
Non-Deliverable Bond Forward Contracts	—	233,228	—	233,228
Futures Contracts	86,116	—	—	86,116
Swap Contracts	—	26,734,993	—	26,734,993
Total	$168,031,594	$3,905,795,168	$8,250,455	$4,082,077,217

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Currency Options	$ —	$ (4,442,425)	$ —	$ (4,442,425)
Forward Foreign Currency Exchange Contracts	—	(28,240,025)	—	(28,240,025)
Non-Deliverable Bond Forward Contracts	—	(940,636)	—	(940,636)
Futures Contracts	(3,498,426)	—	—	(3,498,426)
Swap Contracts	—	(5,154,528)	—	(5,154,528)
Total	$ (3,498,426)	$ (38,777,614)	$ —	$ (42,276,040)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.